Segment information and revenue analysis	12 Months Ended
Dec. 31, 2021
Segment Information And Revenue Analysis
Segment information and revenue analysis

Note 18 – Segment information and revenue analysis

The Company follows ASC 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decisions about allocating resources to each segment and evaluating their performances. The Company has one reporting segment. The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company and hence the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues are derived from the PRC.

Disaggregated information of revenues by business lines are as follows:

	For the year ended December 31,
	2021	2020	2019

Standard cloud-based services	$1,982,328	$1,400,857	$2,018,919
Customized cloud-based services	—	5,005,080	12,865,074
BPO services	2,261,998	1,747,310	2,007,919
Business integration services	4,076,446	5,404,262	27,754
Other revenues	1,320,308	975,432	1,328,623
Total revenues	$9,641,080	$14,532,941	$18,248,289